Note 4 - Tax Status (Details Textual) - EBP 41-0268370 003 [Member]	12 Months Ended
Dec. 31, 2025
true	true
EBP, Tax Determination Letter, Date	Jun. 23, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]